Prospectus Supplement
John Hancock Bond Trust
John Hancock Capital Series
John Hancock Funds II
John Hancock Funds III
John Hancock Investment Trust
John Hancock Sovereign Bond Fund
John Hancock Strategic Series
Supplement dated September 28, 2023 to the current Prospectus, as may be supplemented (the Prospectus)
At a meeting held on September 26–28, 2023, the fund’s Board of Trustees approved share class changes for Class A, Class R2, Class R4, and Class R5 shares. As a result, effective November 1, 2023 (the “Effective Date”), in the “Choosing an eligible share class” subsection in the “Your Account” section of the Prospectus under the applicable R-suite heading for Class R2, Class R4, and Class R5 shares, as applicable, the following bullet points will be amended and restated in their entirety in each fund’s Prospectus as follows:
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Qualified tuition programs under Section 529 (529 plans) of the Internal Revenue Code of 1986, as amended (the Code), distributed by John Hancock or one of its affiliates
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Retirement plans, including pension, profit-sharing, and other plans qualified under Section 401(a) or described in Section 403(b) or 457of the Code, and nonqualified deferred compensation plans
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Retirement plans where the shares are held on the books of the fund through investment-only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC)
Class R2, Class R4, and Class R5 shares are not available to retail or institutional non-retirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans, or other individual retirement accounts, except that investors in these accounts prior to November 1, 2023 may continue to invest in Class R2, Class R4, and/or Class R5 within these accounts.
Also as of the Effective Date, in the “Sales charge reductions and waivers” subsection in the “Your Account” section of the Prospectus under the heading “Waivers for certain investors”, for Class A shares, as applicable, the following bullet points will be amended and restated in their entirety in each fund’s Prospectus as follows:
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Terminating participants in a pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, (i) that is funded by certain John Hancock group annuity contracts, (ii) for which John Hancock Trust Company serves as trustee or custodian, (iii) the trustee or custodian of which has retained John Hancock Retirement Plan Services (“RPS”) as a service provider, rolling over assets (directly or within 60 days after distribution) from such a plan (or from a John Hancock Managed IRA or John Hancock Annuities IRA into which such assets have already been rolled over) to a John Hancock custodial IRA or John Hancock custodial Roth IRA, or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such terminating participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock Personal Financial Services (“PFS”) Financial Center
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Participants in a terminating pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to such plan's termination, were (a) held in certain John Hancock group annuity contracts, (b) in trust or custody by John Hancock Trust Company, or (c) by a trustee or custodian which has retained John Hancock RPS as a service provider, but have been transferred from such contracts or trust funds and are held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third-party trust company and made available through John Hancock), rolling over assets (directly or within 60 days after distribution) from such a plan to a John Hancock custodial IRA or John Hancock custodial Roth IRA, or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds, or the
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

subsequent establishment of or any rollover into a new John Hancock fund account by such participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the PFS Financial Center
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Participants actively enrolled in a John Hancock RPS plan account (or an account the trustee of which has retained John Hancock RPS as a service provider) rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA, or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds through John Hancock PFS (to the extent such assets are otherwise prohibited from rolling over or transferring into such participant's John Hancock RPS plan account), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement
John Hancock Bond Trust
John Hancock California Tax-Free Income Fund
John Hancock Current Interest Trust
John Hancock Funds II
John Hancock Investment Trust
John Hancock Investment Trust II
John Hancock Municipal Securities Trust
Supplement dated September 28, 2023 to the current Prospectus, as may be supplemented (the Prospectus)
At a meeting held on September 26–28, 2023, the fund’s Board of Trustees approved share class changes for Class A shares. As a result, effective November 1, 2023 (the “Effective Date”), in the “Sales charge reductions and waivers” subsection in the “Your Account” section of the Prospectus under the heading “Waivers for certain investors”, for Class A shares, as applicable, the following bullet points will be amended and restated in their entirety in each fund’s Prospectus as follows:
•
Terminating participants in a pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, (i) that is funded by certain John Hancock group annuity contracts, (ii) for which John Hancock Trust Company serves as trustee or custodian, (iii) the trustee or custodian of which has retained John Hancock Retirement Plan Services (“RPS”) as a service provider, rolling over assets (directly or within 60 days after distribution) from such a plan (or from a John Hancock Managed IRA or John Hancock Annuities IRA into which such assets have already been rolled over) to a John Hancock custodial IRA or John Hancock custodial Roth IRA, or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such terminating participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock Personal Financial Services (“PFS”) Financial Center
•
Participants in a terminating pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to such plan's termination, were (a) held in certain John Hancock group annuity contracts, (b) in trust or custody by John Hancock Trust Company, or (c) by a trustee or custodian which has retained John Hancock RPS as a service provider, but have been transferred from such contracts or trust funds and are held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third-party trust company and made available through John Hancock), rolling over assets (directly or within 60 days after distribution) from such a plan to a John Hancock custodial IRA or John Hancock custodial Roth IRA, or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the PFS Financial Center
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Participants actively enrolled in a John Hancock RPS plan account (or an account the trustee of which has retained John Hancock RPS as a service provider) rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA, or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds through John Hancock PFS (to the extent such assets are otherwise prohibited from rolling over or transferring into such participant's John Hancock RPS plan account), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.